RELATED PARTY TRANSACTIONS - Related party loans (Details) - USD ($)			9 Months Ended
	Sep. 08, 2023	Apr. 13, 2023	Sep. 30, 2024	Sep. 20, 2024	Apr. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2021
RELATED PARTY TRANSACTIONS
Price of warrant			$ 1.00
Extension promissory note			$ 3,548,268			$ 1,889,768	$ 0
Sponsor | Class A common stock | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant			1
Related Party Loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans						$ 1,400,000
Offering price						$ 11.50
Related Party Loans | Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant						1
Exercise price of warrant						$ 11.50
Price of warrant						$ 1.00
Loan conversion agreement warrant						$ 1,400,000
Other liabilities						$ 0	$ 0
Entity price						$ 1.00
Principal amount of promissory note						$ 1,400,000
Related Party Loans | Sponsor | Class A common stock | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Other liabilities			$ 0			$ 0
Working Capital Loans
RELATED PARTY TRANSACTIONS
Entity price		$ 1.00
Working Capital Loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans			$ 1,400,000
Price of warrant			$ 1.00
Loan conversion agreement warrant			$ 1,400,000
Working Capital Loans | Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Exercise price of warrant			$ 11.50
Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans		$ 1,000,000
Interest rate		0.00%
Amended and Restated Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Interest rate	0.00%
Principal amount of promissory note	$ 2,500,000			$ 4,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrant	$ 1.00		$ 1.00			$ 1.00
Unpaid principal balance converted into warrants	$ 1,500,000		$ 1,500,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Principal amount of promissory note					$ 3,500,000			$ 300,000